Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Disclosure of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at March 31, 2023 and December 31, 2022 are as follows:

	March 31, 2023	December 31, 2022
	£'000	£'000
Within one year	3,394	2,641
One to five years	13,732	9,682
More than 5 years	6,242	3,930
	23,368	16,253